Acquisitions and Dispositions - Summary of Significant Business Combinations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($) dispensary	Nov. 24, 2021 USD ($) dispensary	Sep. 30, 2021 USD ($)	Sep. 02, 2021 USD ($) dispensary	Apr. 14, 2021 USD ($) dispensary	Feb. 16, 2021 USD ($) dispensary
Total consideration
Common shares issued		$ 350,359
Cash		55,284
Cashless exercise option on loan		10,000
Settlement of leases		90
Loan settlement		37,831
Warrants issued		18,415
Replacement RSU awards		10,048
Payment of acquisition-related transaction costs on behalf of the acquiree		7,840
Payment of 3rd-party debt on behalf of the acquiree		20,125
Deferred consideration		48,483
Contingent consideration		29,642
Total consideration		588,117
Net identifiable assets (liabilities) acquired
Cash		7,609
Accounts receivable		6,527
Inventory		49,094
Loans receivable, short-term		1,600
Other current assets		2,113
Property & equipment		70,994
Right-of-use assets		17,833
Other non-current assets		47
Customer relationships		24,250
License		314,960
Trade name		1,400
Non-compete agreements		1,150
Investments		693
Total identifiable assets acquired		498,270
Short-term liabilities		(21,256)
Lease liability		(17,809)
Contract liability-loyalty program		(811)
Deferred tax liability		(82,258)
Total identifiable liabilities acquired		(122,134)
Net identifiable assets acquired		376,136
Purchase price allocation
Net identifiable assets acquired		376,136
Goodwill		211,981
Total consideration		588,117
OHIO
Purchase price allocation
Number of dispensaries in state | dispensary								5
FLORIDA
Purchase price allocation
Number of dispensaries in state | dispensary							8
MASSACHUSETTS
Purchase price allocation
Number of dispensaries in state | dispensary						4
PENNSYLVANIA
Purchase price allocation
Number of dispensaries in state | dispensary			9	8
Verdant
Total consideration
Common shares issued		2,000
Cash		1,500
Cashless exercise option on loan		10,000
Settlement of leases		90
Loan settlement		11,414
Total consideration		25,004
Net identifiable assets (liabilities) acquired
Cash		1,360
Inventory		1,519
Other current assets		76
Property & equipment		996
Right-of-use assets		127
Other non-current assets		47
Customer relationships		1,370
License		16,320
Total identifiable assets acquired		21,815
Short-term liabilities		(1,601)
Lease liability		(127)
Deferred tax liability		(3,968)
Total identifiable liabilities acquired		(5,696)
Net identifiable assets acquired		16,119
Purchase price allocation
Net identifiable assets acquired		16,119
Goodwill		8,885
Total consideration		25,004
Ownership interest (in percent)								100.00%
Net reduction in goodwill		200
Verdant | Subordinate Voting Shares (SVS)
Total consideration
Total consideration								$ 100
Purchase price allocation
Total consideration								$ 100
Bluma
Total consideration
Common shares issued		183,262
Loan settlement		21,226
Warrants issued		18,415
Replacement RSU awards		10,048
Payment of acquisition-related transaction costs on behalf of the acquiree		3,373
Deferred consideration		1,806
Total consideration		238,130
Net identifiable assets (liabilities) acquired
Cash		1,623
Inventory		19,244
Loans receivable, short-term		1,600
Other current assets		1,205
Property & equipment		26,152
Right-of-use assets		13,709
Customer relationships		6,700
License		117,000
Investments		693
Total identifiable assets acquired		187,926
Short-term liabilities		(3,733)
Lease liability		(13,685)
Contract liability-loyalty program		(456)
Deferred tax liability		(36,940)
Total identifiable liabilities acquired		(54,814)
Net identifiable assets acquired		133,112
Purchase price allocation
Net identifiable assets acquired		133,112
Goodwill		105,018
Total consideration		238,130
Ownership interest (in percent)							100.00%
Net reduction in goodwill		500
Net increase (decrease) in goodwill	$ 1,800
Bluma | Selling, general and administrative expense
Purchase price allocation
Transaction costs		1,500
Bluma | Subordinate Voting Shares (SVS)
Total consideration
Total consideration							$ 15,100
Purchase price allocation
Total consideration							$ 15,100
Cultivate
Total consideration
Common shares issued		46,643
Loan settlement		1,852
Payment of acquisition-related transaction costs on behalf of the acquiree		1,001
Payment of 3rd-party debt on behalf of the acquiree		20,125
Contingent consideration		29,642			$ 34,000
Total consideration		99,263
Net identifiable assets (liabilities) acquired
Cash		2,938
Accounts receivable		6,494
Inventory		24,862
Other current assets		662
Property & equipment		30,128
Right-of-use assets		1,304
Customer relationships		13,600
License		12,000
Trade name		1,400
Non-compete agreements		800
Total identifiable assets acquired		94,188
Short-term liabilities		(14,585)
Lease liability		(1,304)
Deferred tax liability		(10,597)
Total identifiable liabilities acquired		(26,486)
Net identifiable assets acquired		67,702
Purchase price allocation
Net identifiable assets acquired		67,702
Goodwill		31,561
Total consideration		99,263
Ownership interest (in percent)						100.00%
Net reduction in goodwill		700
Net increase (decrease) in goodwill	400
Cultivate | Selling, general and administrative expense
Purchase price allocation
Transaction costs		1,600
Cultivate | Subordinate Voting Shares (SVS)
Total consideration
Total consideration						$ 4,800
Purchase price allocation
Total consideration						$ 4,800
Cure Penn
Total consideration
Common shares issued		52,610
Cash		33,304
Payment of acquisition-related transaction costs on behalf of the acquiree		3,135
Total consideration		89,049
Net identifiable assets (liabilities) acquired
Cash		751
Accounts receivable		33
Inventory		2,963
Other current assets		134
Property & equipment		1,845
Right-of-use assets		1,834
Customer relationships		2,320
License		70,950
Non-compete agreements		270
Total identifiable assets acquired		81,100
Short-term liabilities		(1,186)
Lease liability		(1,834)
Contract liability-loyalty program		(355)
Total identifiable liabilities acquired		(3,375)
Net identifiable assets acquired		77,725
Purchase price allocation
Net identifiable assets acquired		77,725
Goodwill		11,324
Total consideration		89,049
Ownership interest (in percent)				100.00%
Net increase (decrease) in goodwill	100
Cure Penn | Subordinate Voting Shares (SVS)
Total consideration
Total consideration				$ 6,200
Purchase price allocation
Total consideration				$ 6,200
Laurel Harvest
Total consideration
Common shares issued		65,844
Cash		20,480
Loan settlement		3,339
Payment of acquisition-related transaction costs on behalf of the acquiree		331
Deferred consideration		46,677
Total consideration		136,671
Net identifiable assets (liabilities) acquired
Cash		937
Inventory		506
Other current assets		36
Property & equipment		11,873
Right-of-use assets		859
Customer relationships		260
License		98,690
Non-compete agreements		80
Total identifiable assets acquired		113,241
Short-term liabilities		(151)
Lease liability		(859)
Deferred tax liability		(30,753)
Total identifiable liabilities acquired		(31,763)
Net identifiable assets acquired		81,478
Purchase price allocation
Net identifiable assets acquired		81,478
Goodwill		55,193
Total consideration		136,671
Ownership interest (in percent)			100.00%
Net increase (decrease) in goodwill	$ (1,500)
Laurel Harvest | Selling, general and administrative expense
Purchase price allocation
Transaction costs		$ 1,100
Laurel Harvest | Subordinate Voting Shares (SVS)
Total consideration
Total consideration			$ 8,400
Purchase price allocation
Total consideration			$ 8,400